Leases - Schedule of Variable Lease Payments (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Variable Lease Payments [Line Items]
Variable lease payments	$ 54,189	$ 65,042	$ 54,537
Short term leases	13,917	5,959	11,288
Low value leases	188	173	174
Total	$ 68,294	$ 71,174	$ 65,999